1900 K Street, NW Washington, DC 20006 +(202) 261-3300 Main +1 202 261 3333 Fax www.dechert.com
WILLIAM J. BIELEFELD william.bielefeld@dechert.com +1 202 261 3386 Direct +1 202 261 3333 Fax

February 19, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Goldman Sachs Real Estate Diversified Income Fund

Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14

Ladies and Gentlemen:

Attached for filing via the EDGAR system is the Pre-Effective Amendment No. 1 to the registration statement on Form N-14 under the Securities Act of 1933, as amended, for Goldman Sachs Real Estate Diversified Income Fund (“Registration Statement”). This Pre-Effective Amendment No. 1 to the Registration Statement is being filed in connection with the reorganization of the Resource Real Estate Diversified Income Fund, a Delaware statutory trust, with and into the Goldman Sachs Real Estate Diversified Income Fund, a Delaware statutory trust, in accordance with the terms and conditions of the Agreement and Plan of Reorganization described and included in Pre-Effective Amendment No. 1 to the Registration Statement. This filing is being made for the purposes of (i) filing certain required exhibits; (ii) incorporating comments received from the Staff of the U.S. Securities and Exchange Commission in connection with its review of the Registration Statement; and (iii) making certain other changes to the Registration Statement.

Please direct any questions concerning the filing to the undersigned at 202.261.3386.

Sincerely,

/s/ William J. Bielefeld
William J. Bielefeld